Investment in Securities	12 Months Ended
Mar. 31, 2012
Investment in Securities

9. Investment in Securities

Investment in securities at March 31, 2011 and 2012 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2011	2012	2012
Trading securities	¥71,991	¥12,817	$156
Available-for-sale securities	883,410	886,487	10,786
Held-to-maturity securities	43,695	43,830	533
Other securities	176,285	204,256	2,485

Total	¥1,175,381	¥1,147,390	$13,960

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities. For further information, see Note 22 “Brokerage Commissions and Net Gains on Investment Securities ”.

For fiscal 2010, 2011 and 2012, net unrealized holding gains and losses on trading securities were losses of ¥7,211 million, gains of ¥2,065 million and gains of ¥4,730 million ($58 million), respectively.

During fiscal 2010 and 2011, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥181,033 million and ¥340,634 million, respectively, resulting in gross realized gains of ¥7,547 million and ¥5,579 million, respectively, and gross realized losses of ¥640 million and ¥712 million, respectively. During fiscal 2012, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥279,367 million ($3,399 million), resulting in gross realized gains of ¥9,882 million ($120 million) and gross realized losses of ¥963 million ($12 million). The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2010, 2011 and 2012, the Company and its subsidiaries charged losses on securities of ¥23,632 million, ¥21,747 million and ¥16,470 million ($200 million), respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥67,366 million and ¥84,431 million ($1,027 million) at March 31, 2011 and 2012. Investments with an aggregate cost of ¥63,590 million and ¥74,716 million ($909 million) were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and 2012 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	0	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2012

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,674	$14	$(0)	$2,688
Japanese prefectural and foreign municipal bond securities	682	17	(1)	698
Corporate debt securities	3,414	28	(32)	3,410
Specified bonds issued by SPEs in Japan	1,704	2	(13)	1,693
CMBS and RMBS in the U.S., and other asset-backed securities	1,165	38	(43)	1,160
Other debt securities	97	5	0	102
Equity securities	752	327	(44)	1,035

	10,488	431	(133)	10,786

Held-to-maturity:
Japanese government bond securities and other	533	35	0	568

	$11,021	$466	$(133)	$11,354

The unrealized losses of ¥392 million and ¥857 million ($10 million) of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2011 and March 31, 2012, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2011 and 2012, respectively:

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	0	0	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2012

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$912	$(0)	$0	$0	$912	$(0)
Japanese prefectural and foreign municipal bond securities	138	(1)	0	0	138	(1)
Corporate debt securities	287	(3)	304	(29)	591	(32)
Specified bonds issued by SPEs in Japan	391	(6)	363	(7)	754	(13)
CMBS and RMBS in the U.S., and other asset-backed securities	360	(2)	138	(41)	498	(43)
Equity securities	171	(26)	136	(18)	307	(44)

	$2,259	$(38)	$941	$(95)	$3,200	$(133)

Approximately 449 and 225 investment securities were in an unrealized loss position as of March 31, 2011 and 2012, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectibility of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the real estate market in Japan and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2012.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Total other-than-temporary impairment losses	¥26,055	¥22,210	¥17,100	$208
Portion of loss recognized in other comprehensive income (before taxes)	(2,423)	(463)	(630)	(8)

Net impairment losses recognized in earnings	¥23,632	¥21,747	¥16,470	$200

Other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset- backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010, 2011 and 2012 are as follows:

	Millions of yen			Millions of U.S. dollars
	2010	2011	2012	2012
Beginning	¥906	¥5,016	¥9,022	$110
Reduction to the beginning balance*	0	(1,810)	0	0
Beginning after reduction	0	3,206	9,022	110
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	3,524	43
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	320	4
Reduction during the period:
For securities sold or redeemed	0	(307)	(3,530)	(43)
Due to change in intent to sell or requirement to sell	0	(1,905)	(1,137)	(14)

Ending	¥5,016	¥9,022	¥8,199	$100

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

The Company and its subsidiaries adopted Accounting Standards Update 2009-12 (“Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)”). Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2011 and 2012, respectively are as follows:

March 31, 2011 and 2012

Type of Fund Investment	2011 (Millions of Yen)	2012 (Millions of Yen)	2012 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥10,023	¥5,178	$63	Monthly – Quarterly	5 days – 60 days

Total	¥10,023	¥5,178	$63	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2012:

Available-for-sale securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥292,242	¥292,226	$3,556	$3,555
Due after one to five years	260,303	261,582	3,167	3,183
Due after five to ten years	134,331	132,667	1,634	1,614
Due after ten years	113,304	114,911	1,379	1,398

	¥800,180	¥801,386	$9,736	$9,750

Held-to-maturity securities held at March 31, 2012:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥159	¥159	$2	$2
Due after one to five years	13	13	0	0
Due after ten years	43,658	46,477	531	566

	¥43,830	¥46,649	$533	$568

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥20,436 million, ¥17,690 million and ¥15,169 million ($184 million) for fiscal 2010, 2011 and 2012, respectively.

A certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable those debt securities were able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality), the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. The subsidiary writes down that security to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless the subsidiary intends to sell that security or more likely than not will be required to sell that security before recovery, in which case the entire impairment loss would be charged to earnings. As of March 31, 2011 and 2012, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥7,393 million and ¥5,906 million ($71 million), and ¥16,719 million and ¥13,125 million ($159 million), and the outstanding balance of accretable yield was ¥5,780 million and ¥4,057 million ($49 million) respectively.